CONVERTIBLE NOTES PAYABLE (Tables)	3 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Schedule of Outstanding Convertible Notes
Summary of Old Main Convertible Note Financing
							Number of shares issuable upon conversion

Issuance date	Note holder	Interest rate	Current Conversion price	Principal	Interest	Maturity date
January 27, 2016	Old Main	8%	0.25	500,000	11,555	January 27, 2017	2,046,220
January 27, 2016	Old Main	10%	0.25	271,739	13,587	January 27, 2017	1,141,304
February 26, 2016	Old Main	10%	0.25	181,857	-	September 26, 2016	727,428
April 1, 2016	Old Main	10%	0.25	271,739	13,587	April 1, 2017	1,141,304
April 15, 2016	Old Main	10%	0.25	135,869	6,793	April 15, 2017	570,648
Upon S-1 effectiveness	Old Main	10%	0.25	135,869	6,793	1 year from issuance	570,648
Total				1,497,073	52,315		6,197,552